Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2023
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block table]
	Three months ended		Six months ended
in € m.	Jun 30, 2023	Jun 30, 2022	Jun 30, 2023	Jun 30, 2022
Net interest income	4,192	3,364	8,074	6,217
Trading income[1]	674	1,812	2,070	2,771
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	7	(107)	123	37
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(38)	110	(15)	311
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	643	1,815	2,178	3,119
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss[2]	4,835	5,179	10,252	9,336
Corporate Treasury Services	740	584	1,546	1,145
Institutional Client Services	244	117	466	234
Business Banking	315	154	593	307
Corporate Bank	1,299	856	2,604	1,686
FIC Sales & Trading	2,084	2,356	4,472	5,157
Remaining Products	(78)	(196)	(65)	(228)
Investment Bank	2,006	2,160	4,408	4,929
Private Bank Germany	1,089	1,309	2,108	2,255
International Private Bank	550	474	1,101	904
Private Bank	1,639	1,783	3,208	3,159
Asset Management	18	(69)	(2)	(137)
Corporate & Other	(127)	449	34	(300)
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	4,835	5,179	10,252	9,336

[1] Trading income includes gains and losses from derivatives not qualifying for hedge accounting
[2] Prior year segmental information has been aligned to presentation in the current year